UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

*	The Board of Trustees approved a change in the fiscal year end of the Palmer Square Ultra-Short Duration Investment Grade Fund from July 31 to June 30.

Item 1. Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans – 1.5%
$296,154	Dell International LLC 4.000% (US LIBOR+175 basis points), 9/7/2021[1,2]	$296,604
250,000	FCA U.S. LLC 4.070% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	250,729
178,667	HCA, Inc. 3.742% (US LIBOR+150 basis points), 6/10/2020[1,2]	179,365
248,728	Micron Technology, Inc. 4.000% (US LIBOR+175 basis points), 4/26/2022[1,2,3]	250,024

	Total Bank Loans (Cost $974,729)	976,722

	Bonds – 78.1%
	Asset-Backed Securities – 41.2%
250,000	ALM VII Ltd. Series 2012-7A, Class A1R, 3.819% (LIBOR 3 Month+148 basis points), 10/15/2028[1,3,4]	251,125
500,000	ALM VIII Ltd. Series 2013-8A, Class A1R, 3.829% (LIBOR 3 Month+149 basis points), 10/15/2028[1,3,4]	500,200
250,000	Apidos CLO XI Series 2012-11A, Class DR, 6.386% (LIBOR 3 Month+405 basis points), 1/17/2028[1,3,4]	250,500
227,357	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[3,4]	227,085
250,000	Barings CLO Ltd. Series 2013-IA, Class CR, 3.848% (LIBOR 3 Month+150 basis points), 1/20/2028[1,3,4]	246,450
	Benefit Street Partners CLO IV Ltd.
850,000	Series 2014-IVA, Class A1R, 3.838% (LIBOR 3 Month+149 basis points), 1/20/2029[1,3,4]	852,465
925,000	Series 2014-IVA, Class BR, 5.248% (LIBOR 3 Month+290 basis points), 1/20/2029[1,3,4]	929,902
350,000	Series 2014-IVA, Class CR, 6.398% (LIBOR 3 Month+405 basis points), 1/20/2029[1,3,4]	352,345
250,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class BR, 3.883% (LIBOR 3 Month+155 basis points), 7/18/2027[1,3,4]	249,050
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 3.667% (LIBOR 3 Month+133 basis points), 4/13/2027[1,3,4]	250,000
195,297	BMW Vehicle Lease Trust Series 2016-2, Class A3, 1.430%, 9/20/2019[3]	194,764
250,000	Bristol Park CLO Ltd. Series 2016-1A, Class C, 4.939% (LIBOR 3 Month+260 basis points), 4/15/2029[1,3,4]	251,925

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$305,160	CarMax Auto Owner Trust Series 2018-3, Class A1, 2.433%, 8/15/2019[3]	$305,145
	CCG Receivables Trust
93,476	Series 2018-1, Class A1, 1.850%, 2/14/2019[3,4]	93,445
283,857	Series 2015-1, Class A3, 1.920%, 1/17/2023[3,4]	283,624
575,000	Chase Issuance Trust Series 2016-A2, Class A, 1.370%, 6/15/2021[3]	569,571
	CNH Equipment Trust
152,781	Series 2018-A, Class A1, 2.450%, 6/14/2019[3]	152,787
260,000	Series 2018-B, Class A1, 2.470%, 10/15/2019[3]	260,000
12,011	Series 2015-A, Class A3, 1.300%, 4/15/2020[3]	12,004
391,719	Series 2014-C, Class A4, 1.650%, 9/15/2021[3]	391,336
115,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[3]	115,008
875,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class AR, 3.769% (LIBOR 3 Month+143 basis points), 10/15/2028[1,3,4]	877,013
500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 4.189% (LIBOR 3 Month+185 basis points), 10/15/2027[1,3,4]	499,300
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 4.489% (LIBOR 3 Month+215 basis points), 7/15/2025[1,3,4]	750,900
221,210	Engs Commercial Finance Trust Series 2018-1A, Class A1, 2.970%, 2/22/2021[3,4]	220,871
	Enterprise Fleet Financing LLC
387,073	Series 2018-1, Class A1, 2.150%, 3/20/2019[3,4]	386,820
226,785	Series 2018-2, Class A1, 2.550%, 8/20/2019[3,4]	226,803
968,468	Series 2016-2, Class A2, 1.740%, 2/22/2022[3,4]	965,284
	Ford Credit Auto Lease Trust
274,000	Series 2018-B, Class A1, 2.452%, 10/15/2019[3]	273,970
125,389	Series 2017-A, Class A2B, 2.298% (LIBOR 1 Month+14 basis points), 11/15/2019[1,3]	125,391
116,000	Series 2018-B, Class A2B, 2.325% (LIBOR 1 Month+16 basis points), 4/15/2021[1,3]	116,023
58,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[3]	58,009
	Ford Credit Auto Owner Trust
525,000	Series 2014-C, Class B, 1.970%, 4/15/2020[3]	524,201
332,411	Series 2015-B, Class A4, 1.580%, 8/15/2020[3]	331,513
346,526	Series 2017-C, Class A2A, 1.800%, 9/15/2020[3]	345,921
500,000	Series 2014-1, Class A, 2.260%, 11/15/2025[3,4]	498,428
	Ford Credit Floorplan Master Owner Trust A
500,000	Series 2016-1, Class A1, 1.760%, 2/15/2021	498,425

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
	GM Financial Automobile Leasing Trust
$219,000	Series 2018-3, Class A1, 2.420%, 9/20/2019[3]	$218,966
86,000	Series 2018-3, Class A2B, 2.388% (LIBOR 1 Month+17 basis points), 9/21/2020[1,3]	86,015
58,000	Series 2018-3, Class A2A, 2.890%, 9/21/2020[3]	58,003
243,498	GM Financial Consumer Automobile Series 2017-1A, Class A2A, 1.510%, 3/16/2020[3,4]	243,156
	GM Financial Consumer Automobile Receivables Trust
50,746	Series 2018-2, Class A1, 2.300%, 4/16/2019[3]	50,746
245,243	Series 2018-3, Class A1, 2.370%, 7/16/2019[3]	245,221
275,000	Series 2018-2, Class A2A, 2.550%, 5/17/2021[3]	274,621
51,722	GreatAmerica Leasing Receivables Funding LLC Series Series 2018-1, Class A1, 1.850%, 2/15/2019[3,4]	51,723
	Honda Auto Receivables Owner Trust
136,395	Series 2015-4, Class A3, 1.230%, 9/23/2019[3]	136,230
215,158	Series 2016-2, Class A3, 1.390%, 4/15/2020[3]	214,328
291,611	Series 2016-3, Class A3, 1.160%, 5/18/2020[3]	289,911
80,716	Huntington Auto Trust Series 2016-1, Class A3, 1.590%, 11/16/2020[3]	80,355
	Hyundai Auto Lease Securitization Trust
281,994	Series 2017-C, Class A2A, 1.890%, 3/16/2020[3,4]	280,968
570,000	Series 2017-A, Class A3, 1.880%, 8/17/2020[3,4]	568,396
	Hyundai Auto Receivables Trust
59,354	Series 2018-A, Class A1, 2.230%, 4/15/2019[3]	59,354
600,000	Series 2015-B, Class A4, 1.480%, 6/15/2021[3]	598,274
510,000	Series 2015-C, Class B, 2.150%, 11/15/2021[3]	506,531
100,000	Series 2015-B, Class C, 2.300%, 7/15/2022[3]	99,580
500,000	LCM XXIV Ltd. Series 24A, Class C, 4.598% (LIBOR 3 Month+225 basis points), 3/20/2030[1,3,4]	501,450
350,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class A2R, 3.468% (LIBOR 3 Month+112 basis points), 7/20/2026[1,3,4]	350,420
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 4.135% (LIBOR 3 Month+180 basis points), 10/25/2029[1,3,4]	501,150
201,046	Mercedes-Benz Auto Lease Trust Series 2018-A, Class A2, 2.200%, 4/15/2020[3]	200,660
250,000	Mill Creek II CLO Ltd. Series 2016-1A, Class B, 4.848% (LIBOR 3 Month+250 basis points), 4/20/2028[1,3,4]	252,300
	MMAF Equipment Finance LLC
118,449	Series 2017-AA, Class A2, 1.730%, 5/18/2020[3,4]	118,158
99,169	Series 2014-AA, Class A4, 1.590%, 2/8/2022[3,4]	98,355

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$47,547	Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.038%, 9/25/2027[3,4,5]	$47,205
316,412	Nissan Auto Lease Trust Series 2017-A, Class A2B, 2.358% (LIBOR 1 Month+20 basis points), 9/16/2019[1,3]	316,490
	Nissan Auto Receivables Owner Trust
344,109	Series 2015-C, Class A3, 1.370%, 5/15/2020[3]	342,923
257,962	Series 2016-A, Class A3, 1.340%, 10/15/2020[3]	256,699
250,000	OZLM XV Ltd. Series 2016-15A, Class B, 5.048% (LIBOR 3 Month+270 basis points), 1/20/2029[1,3,4]	250,700
400,000	Regatta Funding LP Series 2013-2A, Class BR, 5.239% (LIBOR 3 Month+290 basis points), 1/15/2029[1,3,4]	401,360
121,076	SBA Small Business Investment Cos. Series 2009-P10A, Class 1, 4.727%, 2/10/2019[3]	121,904
531,000	SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044[3,4,6]	530,080
500,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T1, Class AT1, 2.530%, 11/16/2048[3,4]	500,364
1,075,000	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 3.508% (LIBOR 3 Month+116 basis points), 10/20/2026[1,3,4]	1,075,645
250,000	TICP CLO VI Ltd. Series 2016-6A, Class B, 4.399% (LIBOR 3 Month+206 basis points), 1/15/2029[1,3,4]	250,550
	Toyota Auto Receivables Owner Trust
143,196	Series 2017-A, Class A2A, 1.420%, 9/16/2019[3]	143,102
324,874	Series 2017-B, Class A2A, 1.460%, 1/15/2020[3]	324,263
171,809	Series 2017-B, Class A2B, 2.218% (LIBOR 1 Month+6 basis points), 1/15/2020[1,3]	171,822
347,403	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A1, 2.424%, 7/22/2019[3]	347,382
166,706	Volvo Financial Equipment LLC Series 2015-1A, Class A4, 1.910%, 1/15/2020[3,4]	166,505
100,000	VZOT 2016-2A A MTGE[3,4] 1.680%, 5/20/2021	99,299
250,000	West CLO Ltd. Series 2014-2A, Class A1AR, 3.209% (LIBOR 3 Month+87 basis points), 1/16/2027[1,3,4]	250,225
	World Omni Automobile Lease Securitization Trust
276,904	Series 2016-A, Class A3, 1.450%, 8/15/2019[3]	276,287
195,000	Series 2018-B, Class A1, 2.269%, 9/16/2019[3]	195,000

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$195,000	Series 2018-B, Class A2B, 2.400% (LIBOR 1 Month+18 basis points), 6/15/2021[1,3]	$195,000
800,000	Series 2016-A, Class A4, 1.610%, 1/15/2022[3]	796,083

	Total Asset-Backed Securities (Cost $26,596,841)	26,581,362

	Commercial Mortgage-Backed Securities – 5.1%
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 2.988% (LIBOR 1 Month+83 basis points), 12/15/2036[1,3,4]	300,507
	COMM Mortgage Trust
27,199	Series 2014-FL5, Class B, 3.449% (LIBOR 1 Month+215 basis points), 10/15/2031[1,3,4]	27,171
500,000	Series 2014-TWC, Class B, 3.748% (LIBOR 1 Month+160 basis points), 2/13/2032[1,3,4]	501,369
400,000	Series 2017-DLTA, Class B, 3.098% (LIBOR 1 Month+94 basis points), 8/15/2035[1,3,4]	400,115
27,619	Freddie Mac Multifamily Structured Pass-Through Certificates Series K017, Class A1, 1.891%, 12/25/2020[3]	27,563
350,000	FREMF Mortgage Trust Series 2012-K709, Class C, 3.872%, 4/25/2045[3,4,5]	350,343
	Government National Mortgage Association
414,926	Series 2013-179, Class A, 1.800%, 7/16/2037[3]	402,875
121,099	Series 2013-12, Class A, 1.410%, 10/16/2042[3]	117,844
250,000	Hilton Orlando Trust Series 2018-ORL, Class B, 3.208% (LIBOR 1 Month+105 basis points), 12/15/2034[1,4]	250,424
415,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-MAUI, Class B, 3.133% (LIBOR 1 Month+100 basis points), 7/15/2034[1,4]	416,022
500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A, 3.508% (LIBOR 1 Month+135 basis points), 6/15/2029[1,4]	500,780

	Total Commercial Mortgage-Backed Securities (Cost $3,305,759)	3,295,013

	Corporate – 24.6%
	Basic Materials – 0.7%
150,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.093% (LIBOR 3 Month+75 basis points), 5/1/2020[1,4]	151,251
275,000	Dow Chemical Co. 8.550%, 5/15/2019	284,380
		435,631

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Communications – 0.6%
$275,000	AT&T, Inc. 2.989% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	$276,290
150,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	150,079
		426,369
	Consumer, Cyclical – 2.8%
	American Honda Finance Corp.
325,000	2.000%, 2/14/2020	320,765
116,000	2.659% (LIBOR 3 Month+34 basis points), 2/14/2020[1]	116,317
275,000	Daimler Finance North America LLC 2.959% (LIBOR 3 Month+62 basis points), 10/30/2019[1,4]	276,223
50,000	Dollar Tree, Inc. 3.036% (LIBOR 3 Month+70 basis points), 4/17/2020[1,3]	50,080
75,000	Hyundai Capital America 3.261% (LIBOR 3 Month+94 basis points), 7/8/2021[1,4]	75,221
	Nissan Motor Acceptance Corp.
250,000	2.727% (LIBOR 3 Month+39 basis points), 7/13/2020[1,4]	250,301
85,000	2.983% (LIBOR 3 Month+63 basis points), 9/21/2021[1,4]	85,196
65,000	PACCAR Financial Corp. 3.150%, 8/9/2021	64,759
250,000	Southwest Airlines Co. 2.750%, 11/6/2019[3]	249,194
300,000	Starbucks Corp. 2.100%, 2/4/2021[3]	292,971
		1,781,027
	Consumer, Non-cyclical – 4.4%
234,000	Amgen, Inc. 2.788% (LIBOR 3 Month+45 basis points), 5/11/2020[1]	235,009
325,000	Anthem, Inc. 4.350%, 8/15/2020	331,749
250,000	BAT Capital Corp. 2.909% (LIBOR 3 Month+59 basis points), 8/14/2020[1,4]	250,953
250,000	Conagra Brands, Inc. 2.839% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	249,515
250,000	CVS Health Corp. 2.957% (LIBOR 3 Month+63 basis points), 3/9/2020[1]	251,340
225,000	Gilead Sciences, Inc. 2.558% (LIBOR 3 Month+22 basis points), 3/20/2019[1]	225,176
125,000	Halfmoon Parent, Inc. 3.200%, 9/17/2020[4]	124,585
	Kroger Co.
250,000	2.000%, 1/15/2019	249,462

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$325,000	2.300%, 1/15/2019[3]	$324,620
250,000	Mondelez International Holdings Netherlands B.V. 2.949% (LIBOR 3 Month+61 basis points), 10/28/2019[1,4,7]	250,976
	UnitedHealth Group, Inc.
50,000	2.594% (LIBOR 3 Month+26 basis points), 6/15/2021[1]	50,090
250,000	3.150%, 6/15/2021	249,468
40,000	Western Union Co. 3.110% (LIBOR 3 Month+80 basis points), 5/22/2019[1]	40,087
		2,833,030
	Energy – 2.5%
279,000	BP Capital Markets PLC 1.676%, 5/3/2019[7]	277,416
250,000	Enbridge, Inc. 3.034% (LIBOR 3 Month+70 basis points), 6/15/2020[1,7]	250,975
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	250,000
250,000	Phillips 66 2.989% (LIBOR 3 Month+65 basis points), 4/15/2019[1,3,4]	250,100
250,000	Spectra Energy Partners LP 3.016% (LIBOR 3 Month+70 basis points), 6/5/2020[1]	251,184
300,000	Valero Energy Corp. 6.125%, 2/1/2020	311,308
		1,590,983
	Financial – 7.3%
275,000	Air Lease Corp. 2.125%, 1/15/2020	270,747
206,000	American Express Co. 2.669% (LIBOR 3 Month+33 basis points), 10/30/2020[1,3]	206,149
106,000	BB&T Corp. 3.054% (LIBOR 3 Month+72 basis points), 1/15/2020[1,3]	106,721
250,000	Branch Banking & Trust Co. 2.541% (LIBOR 3 Month+22 basis points), 6/1/2020[1,3]	250,210
140,000	Citibank N.A. 3.400%, 7/23/2021[3]	140,016
325,000	Citigroup, Inc. 2.450%, 1/10/2020[3]	322,307
325,000	Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/2020[7]	322,224
40,000	Goldman Sachs Bank USA/New York NY 3.200%, 6/5/2020	40,116
250,000	Goldman Sachs Group, Inc. 3.134% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	251,673

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Financial (Continued)
$250,000	HCP, Inc. 2.625%, 2/1/2020[3]	$247,930
325,000	International Lease Finance Corp. 5.875%, 4/1/2019	329,530
325,000	JPMorgan Chase & Co. 4.350%, 8/15/2021	333,360
	JPMorgan Chase Bank N.A.
125,000	2.545% (LIBOR 3 Month+23 basis points), 9/1/2020[1,3]	125,220
300,000	2.633% (LIBOR 3 Month+29 basis points), 2/1/2021[1,3]	300,434
250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[3]	248,732
100,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[7]	96,289
250,000	Morgan Stanley 3.718% (LIBOR 3 Month+138 basis points), 2/1/2019[1]	251,083
500,000	PNC Bank N.A. 2.597% (LIBOR 3 Month+25 basis points), 1/22/2021[1]	500,209
65,000	Toronto-Dominion Bank 2.594% (LIBOR 3 Month+26 basis points), 9/17/2020[1,7]	65,091
300,000	Wells Fargo Bank N.A. 2.649% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	300,868
		4,708,909
	Industrial – 2.3%
	Caterpillar Financial Services Corp.
250,000	2.000%, 3/5/2020	246,577
70,000	2.494% (LIBOR 3 Month+18 basis points), 5/15/2020[1]	70,095
75,000	2.597% (LIBOR 3 Month+28 basis points), 9/7/2021[1]	75,096
250,000	General Electric Co. 2.849% (LIBOR 3 Month+51 basis points), 1/14/2019[1]	250,278
60,000	John Deere Capital Corp. 2.587% (LIBOR 3 Month+26 basis points), 9/10/2021[1]	60,018
290,000	Norfolk Southern Corp. 5.900%, 6/15/2019	295,746
250,000	Textron, Inc. 2.891% (LIBOR 3 Month+55 basis points), 11/10/2020[1,3]	249,845
250,000	Vulcan Materials Co. 2.934% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	250,707
		1,498,362
	Technology – 1.4%
81,000	Apple, Inc. 2.408% (LIBOR 3 Month+7 basis points), 5/11/2020[1]	81,041

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Technology (Continued)
$325,000	Fiserv, Inc. 2.700%, 6/1/2020[3]	$322,258
	Hewlett Packard Enterprise Co.
250,000	4.267% (LIBOR 3 Month+193 basis points), 10/5/2018[1]	250,040
30,000	3.059% (LIBOR 3 Month+72 basis points), 10/5/2021[1,3]	30,033
250,000	VMware, Inc. 2.300%, 8/21/2020	245,180
		928,552
	Utilities – 2.6%
360,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	354,291
225,000	Consolidated Edison Co. of New York, Inc. 2.773% (LIBOR 3 Month+40 basis points), 6/25/2021[1]	226,282
250,000	Dominion Energy, Inc. 1.875%, 12/15/2018[4]	249,598
275,000	Duke Energy Corp. 5.050%, 9/15/2019	280,323
300,000	Sempra Energy 2.784% (LIBOR 3 Month+45 basis points), 3/15/2021[1]	299,811
250,000	Southern Co. 3.037% (LIBOR 3 Month+70 basis points), 9/30/2020[1,3,4]	250,819
		1,661,124
	Total Corporate (Cost $15,872,040)	15,863,987

	Residential Mortgage-Backed Securities – 3.7%
210,161	Colony Starwood Homes Trust Series 2016-2A, Class A, 3.408% (LIBOR 1 Month+125 basis points), 12/17/2033[1,3,4]	210,733
152,891	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[3,4,5]	152,679
333,447	Fannie Mae Connecticut Avenue Securities Series 2016-C03, Class 1M1, 4.216% (LIBOR 1 Month+200 basis points), 10/25/2028[1,3]	337,472
	FDIC Guaranteed Notes Trust
65,470	Series 2010-S4, Class A, 2.802% (LIBOR 1 Month+72 basis points), 12/4/2020[1,3,4]	65,221
105,797	Series 2010-S2, Class 1A, 2.576% (LIBOR 1 Month+50 basis points), 11/29/2037[1,3,4]	105,675
211,343	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[3,4]	209,275
99,506	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[3,4]	96,788

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$230,000	Finance of America Structured Securities Trust Series 2017-HB1, Class M1, 2.840%, 11/25/2027[3,4,5]	$227,817
	Freddie Mac REMICS
113,483	Series 4002, Class DB, 2.000%, 3/15/2030[3]	112,380
337,398	Series 4235, Class AB, 2.000%, 1/15/2034[3]	334,767
	Freddie Mac Structured Agency Credit Risk Debt Notes
39,038	Series 2016-DNA4, Class M1, 3.016% (LIBOR 1 Month+80 basis points), 3/25/2029[1,3]	39,059
250,000	Series 2016-DNA4, Class M2, 3.516% (LIBOR 1 Month+130 basis points), 3/25/2029[1,3]	252,455
149,164	Invitation Homes Trust Series 2017-SFR2, Class A, 3.008% (LIBOR 1 Month+85 basis points), 12/17/2036[1,4]	149,790
53,002	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.539% (LIBOR 1 Month+40 basis points), 3/11/2020[1,3]	53,081

	Total Residential Mortgage-Backed Securities (Cost $2,357,707)	2,347,192

	U.S. Government – 3.5%
2,300,000	United States Treasury Bill 2.402%, 6/20/2019	2,259,764

	Total U.S. Government (Cost $2,260,722)	2,259,764

	Total Bonds (Cost $50,393,069)	50,347,318

	Commercial Paper – 19.4%
500,000	BASF S.E. 2.124%, 10/9/2018	499,669
500,000	Caterpillar Financial Services 2.190%, 11/9/2018	498,586
500,000	Du Pont 2.420%, 12/3/2018	497,750
566,000	Enbridge Energy Partners LP 2.829%, 10/12/2018	565,463
500,000	Energy Transfer Partners 2.850%, 10/12/2018	499,467
500,000	Entergy Corp. 2.460%, 12/5/2018	497,463
500,000	Ford Motor Credit Co. 2.450%, 11/6/2018	498,506
500,000	General Motors Financial Co., Inc. 2.700%, 10/16/2018	499,316

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Commercial Paper (Continued)
$500,000	Glencore Funding LLC 2.480%, 11/27/2018	$497,904
500,000	Harley-Davidson Financial Services 2.350%, 11/5/2018	498,705
500,000	JPMSCC 2.320%, 12/11/2018	497,606
500,000	Mondelez International, Inc. 2.510%, 12/7/2018	497,539
500,000	NextEra Energy, Inc. 2.250%, 10/3/2018	499,834
500,000	NICP 2.510%, 10/18/2018	499,322
500,000	Nutrien Ltd. 2.370%, 10/12/2018	499,470
500,000	Oncor Electric Delivery Co. LLC 2.400%, 10/12/2018	499,526
500,000	Royal Caribbean Cruises Ltd. 2.690%, 10/23/2018	499,159
500,000	Sempra Global 2.500%, 12/3/2018	497,813
500,000	Smithfield Foods, Inc. 2.800%, 10/9/2018	499,586
500,000	Telstra Corp. 2.200%, 10/9/2018	499,635
500,000	Telus Corp. 2.430%, 10/23/2018	499,152
500,000	Torchmark Corp. 2.330%, 10/10/2018	499,593
500,000	Toyota Motor Credit Corp. 2.220%, 11/13/2018	498,594
500,000	Walt Disney Co. 2.150%, 10/16/2018	499,456
500,000	WGL Holdings, Inc. 2.450%, 11/5/2018	498,700

	Total Commercial Paper (Cost $12,540,877)	12,537,814

Number of Shares
	Short-Term Investments – 1.3%
553,162	Federated Treasury Obligations Fund - Institutional Class, 1.849%[8]	553,162
253,733	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.842%[8,9]	253,733

	Total Short-Term Investments (Cost $806,895)	806,895

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Value
Total Investments – 100.3% (Cost $64,715,570)	$64,668,749

Liabilities in Excess of Other Assets – (0.3)%	(171,107)

TOTAL NET ASSETS – 100.0%	$64,497,642

REMIC – Real Estate Mortgage Investment Conduit

[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,881,476 which represents 33.9% of Net Assets.
[5]	Variable rate security.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	The rate is the annualized seven-day yield at period end.
[9]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$64,715,884

Gross unrealized appreciation	$32,283
Gross unrealized depreciation	(79,418)

Net unrealized depreciation on investments	$(47,135)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$976,722	$-	$976,722
Bonds
Asset-Backed Securities	-	26,581,362	-	26,581,362
Commercial Mortgage-Backed Securities	-	3,295,013	-	3,295,013
Corporate**	-	15,863,987	-	15,863,987
Residential Mortgage-Backed Securities	-	2,347,192	-	2,347,192
U.S. Government	-	2,259,764	-	2,259,764
Commercial Paper	-	12,537,814	-	12,537,814
Short-Term Investments	806,895	-	-	806,895
Total Assets	$806,895	$63,861,854	$-	$64,668,749

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2018